STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 3,565,549,069	$ 3,153,374,085
Investments, at contract value:
Investments, at contract value	171,427,516	161,070,016
Total investments	3,736,976,585	3,314,444,101
Receivables:
Notes receivable from participants	28,087,906	26,663,198
Due from broker for securities sold	0	735,873
Accrued interest and dividends receivable	1,727,929	1,857,129
Employer contribution receivable	1,708,464	1,771,821
Total receivables	31,524,299	31,028,021
Total assets	3,768,500,884	3,345,472,122
Liabilities
Operating payables	57,912	59,299
Other liabilities	2,674,323	9,578,336
Total liabilities	2,732,235	9,637,635
Net assets available for benefits	3,765,768,649	3,335,834,487
Collective trust funds
Investments, at fair value:
Investments, at fair value	3,192,944,512	2,838,812,747
Northern Trust common stock funds
Investments, at fair value:
Investments, at fair value	270,853,326	232,116,478
Mutual funds
Investments, at fair value:
Investments, at fair value	$ 101,751,231	$ 82,444,860